Note 2 - Summary Of Significant Accounting Policies (Details Textual) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash Equivalents, at Carrying Value, Total	$ 0	$ 0	$ 0
Operating Lease, Right-of-Use Asset		0	39,000
Operating Lease, Liability, Total		$ 0	$ 39,000